Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000253501 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253501 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253501 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253501 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253501 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253501 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253501 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253501 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253501 | 247361702 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253501 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253501 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253501 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253501 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253501 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253501 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253501 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000253501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000253501 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000253502 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253502 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253502 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253502 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253502 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253502 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253502 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253502 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253502 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253502 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253502 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	0.80%
C000253502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253502 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253502 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000253502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000253502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253502 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000253502 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	99.20%
C000249820 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249820 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249820 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249820 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249820 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249820 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249820 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249820 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249820 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249820 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249820 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000249820 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000249820 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	98.70%
C000249820 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	1.30%
C000253503 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253503 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253503 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253503 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253503 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253503 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253503 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253503 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253503 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253503 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253503 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253503 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253503 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253503 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253503 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253503 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253503 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000253503 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253503 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253503 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253503 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253503 | Technology
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000253503 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.40%
C000253503 | Equities464287614
Holdings [Line Items]
Percent of Total Investments	1.60%
C000253504 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253504 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253504 | 55405Y100 | MACOM Technology Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253504 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253504 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253504 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253504 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253504 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253504 | 55306N104 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253504 | G87110105 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253504 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253504 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253504 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253504 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253504 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253504 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253504 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253504 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253504 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253504 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000253504 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000253504 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000253505 | 04911A107 | Atlantic Union Bankshares Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253505 | 360271100 | Fulton Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253505 | 60855R100 | Molina Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | 018581108 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | 559663109 | Magnolia Oil & Gas Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253505 | 90984P303 | United Community Banks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253505 | 90385V107 | Ultra Clean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253505 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253505 | 501242101 | Kulicke & Soffa Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253505 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253505 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000253505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000253505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000253505 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253505 | Health Care00404A109
Holdings [Line Items]
Percent of Total Investments	99.70%
C000253505 | Equities922908611
Holdings [Line Items]
Percent of Total Investments	0.30%
C000253506 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253506 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253506 | 55306N104 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253506 | 87305R109 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253506 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253506 | 816850101 | Semtech Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253506 | 92552V100 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253506 | 346375108 | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253506 | 268150109 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253506 | 925550105 | Viavi Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253506 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253506 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253506 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000253506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000253506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000253506 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000253506 | Technology004498101
Holdings [Line Items]
Percent of Total Investments	99.30%
C000253506 | Equities464287648
Holdings [Line Items]
Percent of Total Investments	0.70%
C000253507 | 360271100 | Fulton Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253507 | 690742101 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253507 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253507 | 302520101 | FNB Corp
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253507 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253507 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253507 | 74386T105 | Provident Financial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253507 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253507 | 688239201 | Oshkosh Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253507 | 29362U104 | Entegris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253507 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253507 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253507 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000253507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000253507 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000253507 | Industrials831865209
Holdings [Line Items]
Percent of Total Investments	99.10%
C000253507 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	0.90%
C000253508 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253508 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253508 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253508 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253508 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253508 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253508 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253508 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253508 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253508 | 5727973 | Siemens A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253508 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253508 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253508 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253508 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253508 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253508 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253508 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000253508 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253508 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	2.00%